Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total Business Combinations [Member]
Statement [Line Items]
Total	$ 391,345	$ 358,584
Percentage of representation	100.00%	100.00%
Non-past Due [Member]
Statement [Line Items]
Total	$ 327,008	$ 301,122
Allowance [Member]
Statement [Line Items]
Total	6,352	5,966
Up To 3 Months [Member]
Statement [Line Items]
Total	43,132	44,167
From 3 To 6 Months [Member]
Statement [Line Items]
Total	2,219	1,981
Over 6 Months [Member]
Statement [Line Items]
Total	12,634	5,348
Lease And Services [Member]
Statement [Line Items]
Total	$ 158,963	$ 129,416
Percentage of representation	40.60%	36.10%
Lease And Services [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 5,445	$ 4,971
Lease And Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	43,132	44,167
Lease And Services [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	2,219	1,981
Lease And Services [Member] | Over 6 Months [Member]
Statement [Line Items]
Total	12,634	5,348
Sale of Properties and Developments [Member]
Statement [Line Items]
Total	$ 172,075	$ 188,960
Percentage of representation	44.00%	52.70%
Sale of Properties and Developments [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 172,075	$ 188,960
Sale of Properties and Developments [Member] | Allowance [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	0	0
Sale of Properties and Developments [Member] | Over Six Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member]
Statement [Line Items]
Total	$ 60,307	$ 40,208
Percentage of representation	15.40%	11.20%
Agricultural Products [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 59,400	$ 39,213
Agricultural Products [Member] | Allowance [Member]
Statement [Line Items]
Total	907	995
Agricultural Products [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	0	0
Agricultural Products [Member] | Over 6 Months [Member]
Statement [Line Items]
Total	0	0
Leases And Services [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 95,533	$ 72,949